Cover	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2023
Entity File Number	333-234358
Entity Registrant Name	PONY GROUP INC.
Entity Central Index Key	0001784058
Entity Tax Identification Number	83-3532241
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Engineer Experiment Building
Entity Address, Address Line Two	A202 7 Gaoxin South Avenue
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+86
Local Phone Number	0755 86665622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false